Earnings Per Common Share, Antidilutive Securities Excluded from the Calculation of Diluted Earnings per Common Share (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	11.1	56.4	198.8
Warrants [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	0	39.2	39.4